Consolidated Statements of Operations ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2025 CNY (¥) ¥ / shares shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares
Revenue:
Workspace membership revenue (including services provided to a related party of RMB34, RMB26 and nil for the years ended December 31, 2023, 2024 and 2025, respectively)		¥ 22,630	$ 3,236	¥ 68,558	¥ 124,140
Other service revenue (including services provided to related parties of RMB442, RMB111 and RMB177 for the years ended December 31, 2023, 2024 and 2025, respectively)		3,490	499	8,655	27,890
Total revenue		26,120	3,735	77,213	152,030
Cost of revenue:
Workspace membership (including services provided by related parties of RMB27, nil and nil for the years ended December 31, 2023, 2024 and 2025, respectively)		(22,587)	(3,230)	(74,065)	(141,462)
Other services		(4,279)	(612)	(4,948)	(19,426)
Total cost of revenue		(26,866)	(3,842)	(79,013)	(160,888)
Operating expenses:
Impairment loss on long-lived assets and long-term prepaid expenses		(2,948)	(422)	(967)	(29,109)
Sales and marketing expenses		(714)	(102)	(3,540)	(8,643)
General and administrative expenses		(36,666)	(5,243)	(44,974)	(77,119)
Change in fair value of warrant liability		463	66	4,949	9,099
Change in fair value of put option liability					373
Loss from operations		(40,611)	(5,808)	(46,332)	(114,257)
Non-operating income/(expense):
Interest income/(expense), net		185	26	(2,253)	907
Subsidy income		5	1	804	7,754
Impairment loss on long-term investments				(17,979)	(25,603)
Gain on disposal of long-term investments					6,370
Gain/(Loss) on disposal of subsidiaries		3,217	460	(607)	112,792
Other income, net		725	104	2,180	8,673
Loss before income taxes and loss from equity method investments		(36,479)	(5,217)	(64,187)	(3,364)
Provision for income taxes		(93)	(13)	(6,369)	(8,281)
Gain/(Loss) from equity method investments				(483)	795
Net loss from continuing operations		(36,572)	(5,230)	(71,039)	(10,850)
Net loss from discontinued operations, net of tax		(2,681)	(383)	(9,207)	(11,974)
Net loss		(39,253)	(5,613)	(80,246)	(22,824)
Less: Net loss attributable to noncontrolling interests from continuing operations		(97)	(14)	(4,961)	(3,766)
Less: Net loss attributable to noncontrolling interests from discontinued operations		(1,314)	(188)	(5,755)	(13,926)
Net loss attributable to Ucommune International Ltd. from continuing operations		(36,475)	(5,216)	(66,078)	(7,084)
Net income/(loss) attributable to shareholders from discontinued operations		¥ (1,367)	$ (195)	¥ (3,452)	¥ 1,952
Net loss per share attributable to ordinary shareholders of Ucommune International Ltd. from continuing operations(i)
Basic (in Dollars per share and Yuan Renminbi per share) | (per share)	[1]	¥ (13.53)	$ (1.93)	¥ (56.38)	¥ (13.1)
Diluted (in Dollars per share and Yuan Renminbi per share) | (per share)	[1]	(13.53)	(1.93)	(56.38)	(13.1)
Basic (in Dollars per share and Yuan Renminbi per share) | (per share)	[1]	(0.51)	(0.07)	(2.95)	3.61
Diluted (in Dollars per share and Yuan Renminbi per share) | (per share)	[1]	¥ (0.51)	$ (0.07)	¥ (2.95)	¥ 3.61
Basic (in Shares)	[1]	2,697,970	2,697,970	1,172,103	540,836
Diluted (in Shares)	[1]	2,697,970	2,697,970	1,172,103	540,836

[1]	Share and per share data have been retroactively restated to reflect the Company’s share consolidation on November 29, 2023, to effect a share consolidation of 12 ordinary shares with par value of US$0.002 each in the Company’s issued and unissued share capital into one ordinary share with par value of US$0.024 each of the Company.